Long-Term Debt - Schedule of Loans and Borrowings, Measured at Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Current	$ 872,044	$ 626,742
Non-current	3,984,279	3,380,838
Current Short Term Borrowings [member]
Disclosure of financial liabilities [line items]
Current	569,292	589,366
Current Portion of Bonds [member]
Disclosure of financial liabilities [line items]
Current	65,632	37,376
Long-term Debt [member]
Disclosure of financial liabilities [line items]
Non-current	2,557,257	2,830,922
Non current Portion of Bonds [member]
Disclosure of financial liabilities [line items]
Non-current	465,612	$ 549,916
Aircraft Rentals Right Of Use [Member]
Disclosure of financial liabilities [line items]
Current	229,260
Non-current	899,265
Other Rentals Right Of Use [Member]
Disclosure of financial liabilities [line items]
Current	7,860
Non-current	$ 62,145